INCOME TAXES - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($) $ / shares	Dec. 31, 2013 USD ($) $ / shares	Dec. 31, 2013 MOP
Schedule Of Income Taxes [Line Items]
Percentage of tax on estimated taxable income	12.00%	12.00%	12.00%
Provisions for current income tax	$ 4,286,000	$ 7,349,000	$ 6,384,000
Expected increase (decrease) in net income if taxes on casino gaming profits have been paid	$ (64,437,000)	$ (109,189,000)	$ (125,702,000)
Effective tax rate	(1.70%)	0.60%	0.40%
Valuation allowances	$ 192,200,000	$ 127,927,000
Adjusted operating tax loss carried forwards, expired	152,118,000
Aggregate undistributed earnings of foreign subsidiaries	6,630,000	11,447,000
Provision related to tax withholding for dividends	0	0
Deferred income tax liability, undistributed earnings	994,000	1,717,000
Interest and penalties related to uncertain tax positions recognized	0	0
Operating Tax Loss Carry Forwards Expiring 2016 [Member]
Schedule Of Income Taxes [Line Items]
Adjusted operating tax loss carry forwards expiration	175,986,000
Operating Tax Loss Carryforwards Expiring in 2017 [Member]
Schedule Of Income Taxes [Line Items]
Adjusted operating tax loss carry forwards expiration	228,760,000
Operating Tax Loss Carry Forwards Expiring in 2018 [Member]
Schedule Of Income Taxes [Line Items]
Adjusted operating tax loss carry forwards expiration	$ 429,924,000
Macau Tax [Member]
Schedule Of Income Taxes [Line Items]
Statute of limitation for tax return	5 years
Lump sum in lieu of Macau Complementary Tax on dividend [Member]
Schedule Of Income Taxes [Line Items]
Provisions for current income tax	$ 2,795,000	$ 2,795,000	$ 5,590,000
Annual lump sum in lieu of Macau Complementary tax on dividend			$ 2,795,000	MOP 22,400,000
Macau Complementary Tax [Member]
Schedule Of Income Taxes [Line Items]
Percentage of tax on estimated taxable income	12.00%	12.00%	12.00%
Provisions for current income tax	$ 408,000	$ 2,761,000	$ 41,000
Macau Complementary Tax [Member] | Basic [Member]
Schedule Of Income Taxes [Line Items]
Expected reduction in earnings per share if taxes on casino gaming profits have been paid | $ / shares	$ 0.040	$ 0.066	$ 0.076
Macau Complementary Tax [Member] | Diluted [Member]
Schedule Of Income Taxes [Line Items]
Expected reduction in earnings per share if taxes on casino gaming profits have been paid | $ / shares	$ 0.040	$ 0.066	$ 0.076
Hong Kong Profits Tax [Member]
Schedule Of Income Taxes [Line Items]
Percentage of tax on estimated taxable income	16.50%	16.50%	16.50%
Provisions for current income tax	$ 800,000	$ 1,171,000	$ 654,000
Statute of limitation for tax return	6 years
The United States of America Income Tax [Member]
Schedule Of Income Taxes [Line Items]
Provisions for current income tax			$ 0
Statute of limitation for tax return	3 years
The Philippines Income Tax [Member]
Schedule Of Income Taxes [Line Items]
Percentage of tax on estimated taxable income	30.00%	30.00%	30.00%
Statute of limitation for tax return	3 years